SHORT-TERM CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Short-Term Convertible Notes Payable Details Narrative
Unamortized discount and related to notes payable	$ 0	$ 1,172